Note 19 - Subsequent events	12 Months Ended
Dec. 31, 2024
Notes
Note 19 - Subsequent events

Note 19 – Subsequent events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2024, through the issuance date of the consolidated financial statement and concluded that no material subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as disclosed below.

Putative Class Action

On August 7, 2025, Mohammed Alshubrumi (the “Plaintiff”), on behalf of himself and those similarly situated, brought a putative class action (the “Action”) before the New York Supreme Court, against the Company, Wanjun Yao, its Chairman, CEO and Director, Alex Gong, its former Chief Financial Officer, and the representative of the underwriters of the Company’s IPO, alleging that the financial statements disclosed in the Company’s registration statement and prospectus relating to the IPO were materially false in violations of Sections 11 and 15 of the Securities Act. The Plaintiff sought statutory damages and injunctive relief under the Securities Act. The Company denies any and all wrongdoing alleged in the Action, and intends to vigorously defend itself in the Action.

As the case is currently at an early stage of legal proceedings, the Company does not expect this matter to have a material impact on its operations or consolidated financial statements.